United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210 Gahanna, OH 43230

(Address of principal executive offices)  (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210 Gahanna, OH 43230
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 247-9780 – Austin Atlantic Funds

 (800) 701-9502 – AAMA Funds

Date of fiscal year end:   6/30

Date of reporting period:   12/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

AAMA Equity Fund

 Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Semi-Annual Report

December 31, 2018
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-800-701-9502 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-800-701-9502. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

AAMA Funds Letter To Shareholders	December 31, 2018

Dear Fellow Shareholder,

We are pleased to present the semi-annual report for the AAMA Equity and AAMA Income Funds for the six-month period ended December 31, 2018.

Economic news remained positive through the end of the summer with third quarter U.S. gross domestic product (GDP) increasing by over 3%. The unemployment rate hit a multi-decade low. Good economic news notwithstanding, the equity market corrected in the 4th quarter and volatility increased versus the previous year. Rising interest rates and uncertainty surrounding U.S. trade policy weighed on the market. Economic trends outside the U.S. weakened and prompted negative revisions to forecasts for corporate earnings.

Early in 2019, the Federal Reserve quickly pivoted to a neutral stance which has removed the likelihood of increased short-term interest rate for the near term. However, weakening corporate earnings, economic trends outside the U.S. and trade policies remain concerns for the equity market. We believe that equity market volatility will remain elevated until equity investors have clarity on these issues. We also expect that sector allocations and individual security selection will have increasing significance to equity portfolio performance for the balance of 2019. Careful analysis and selection of investment themes, including equity sector analysis, and individual security selection are central to our equity portfolio management discipline.

The AAMA Income Fund maintains a short-term maturity structure with very high-quality holdings. Low quality credit instruments experienced declining values and elevated volatility in the 4th quarter as equity prices declined. We continue to measure the income available in long-dated instruments and low-quality credits as not adequately compensating for their risks.

We appreciate your use of the AAMA Funds and as always, we encourage you to work with your financial advisor to create a comprehensive investment plan that addresses both short and long-term objectives, and to implement the plan in a disciplined manner.

Sincerely,

Robert D. Baker Co-Portfolio Managers	Philip A. Voelker

1

AAMA Funds

Letter To Shareholders (Continued)

Past performance of the funds, markets or securities mentioned herein should not be considered to be indicative of future results. Investing involves risk, including the potential loss of principal. When the Fund invests in fixed income securities including corporate bonds, the value of the Fund will fluctuate with changes in interest rates. When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. Allocations are subject to change.

AAMA Funds are distributed by Foreside Financial Services, LLC. Advanced Asset Management Advisors, Inc. is the investment adviser to the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. For additional information about the Funds, including fees, expenses, and risks, view our prospectus online at www.aamafunds.com or call 800-701-9502. Read the prospectus carefully before you invest or send money.

2

AAMA Equity Fund

Schedule of Portfolio Investments
December 31, 2018 (Unaudited)

COMMON STOCKS — 45.3%	Shares	Value
AEROSPACE & DEFENSE — 2.1%
Boeing Company (The)	13,200	$4,257,000
Spirit AeroSystems Holdings, Inc. - Class A	8,900	641,601
United Technologies Corporation	13,438	1,430,878
		6,329,479
AIR FREIGHT & LOGISTICS — 0.6%
FedEx Corporation	12,000	1,935,960

AIRLINES — 0.2%
Southwest Airlines Company	15,200	706,496

BANKS — 5.9%
Bank of America Corporation	137,800	3,395,392
BB&T Corporation	36,800	1,594,176
Commerce Bancshares, Inc.	9,765	550,453
JPMorgan Chase & Company	37,400	3,650,988
KeyCorp	59,400	877,932
PNC Financial Services Group, Inc. (The)	8,100	946,971
SunTrust Banks, Inc.	11,000	554,840
U.S. Bancorp	42,900	1,960,530
Wells Fargo & Company	59,800	2,755,584
Zions Bancorporation	37,400	1,523,676
		17,810,542
BEVERAGES — 0.6%
PepsiCo, Inc.	16,400	1,811,872

BIOTECHNOLOGY — 1.6%
Amgen, Inc.	8,400	1,635,228
Biogen, Inc. (a)	6,700	2,016,164
Regeneron Pharmaceuticals, Inc. (a)	3,400	1,269,900
		4,921,292
BUILDING PRODUCTS — 0.6%
Johnson Controls International plc	47,600	1,411,340
Masco Corporation	13,200	385,968
		1,797,308
CHEMICALS — 0.3%
Huntsman Corporation	40,500	781,245

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	71,600	3,102,428

3

AAMA Equity Fund

Schedule of Portfolio Investments
(Continued)

COMMON STOCKS — 45.3% (Continued)	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.3% (Continued)
F5 Networks, Inc. (a)	4,500	$729,135
		3,831,563
CONSTRUCTION & ENGINEERING — 0.4%
Fluor Corporation	18,000	579,600
Quanta Services, Inc.	16,100	484,610
		1,064,210
CONSUMER FINANCE — 0.7%
Capital One Financial Corporation	26,500	2,003,135

CONTAINERS & PACKAGING — 0.4%
Ball Corporation	27,000	1,241,460

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	50,100	2,816,622

ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Company	24,400	1,457,900

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	97,800	2,954,538

FOOD & STAPLES RETAILING — 1.7%
Kroger Company (The)	37,500	1,031,250
Walgreens Boots Alliance, Inc.	19,700	1,346,101
Walmart, Inc.	29,100	2,710,665
		5,088,016
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Company	31,200	1,278,264
McCormick & Company, Inc.	7,300	1,016,452
		2,294,716
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Edwards Lifesciences Corporation (a)	6,700	1,026,239
Medtronic plc	15,100	1,373,496
		2,399,735
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Centene Corporation (a)	10,800	1,245,240
CVS Health Corporation	15,300	1,002,456

4

AAMA Equity Fund

Schedule of Portfolio Investments
(Continued)

COMMON STOCKS — 45.3% (Continued)	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.3% (Continued)
Humana, Inc.	4,700	$1,346,456
UnitedHealth Group, Inc.	7,400	1,843,488
Universal Health Services, Inc. - Class B	12,100	1,410,376
		6,848,016
HEALTH CARE TECHNOLOGY — 0.4%
Cerner Corporation (a)	20,800	1,090,752

HOUSEHOLD DURABLES — 0.1%
Newell Brands, Inc.	23,000	427,570

HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Company (The)	21,900	2,013,048

INDUSTRIAL CONGLOMERATES — 0.8%
3M Company	12,100	2,305,534

INTERACTIVE MEDIA & SERVICES — 1.2%
Alphabet, Inc. - Class A (a)	3,400	3,552,864

INTERNET & DIRECT MARKETING RETAIL — 1.2%
Amazon.com, Inc. (a)	2,400	3,604,728

IT SERVICES — 1.1%
Mastercard, Inc. - Class A	11,100	2,094,015
Visa, Inc. - Class A	9,400	1,240,236
		3,334,251
MACHINERY — 0.6%
Cummins, Inc.	10,000	1,336,400
ITT, Inc.	12,900	622,683
		1,959,083
OIL, GAS & CONSUMABLE FUELS — 2.4%
Cimarex Energy Company	10,000	616,500
Diamondback Energy, Inc.	7,000	648,900
EOG Resources, Inc.	6,300	549,423
Exxon Mobil Corporation	41,600	2,836,704
Occidental Petroleum Corporation	23,700	1,454,706
Pioneer Natural Resources Company	8,000	1,052,160
		7,158,393

5

AAMA Equity Fund

Schedule of Portfolio Investments
(Continued)

COMMON STOCKS — 45.3% (Continued)	Shares	Value
PHARMACEUTICALS — 1.6%
Johnson & Johnson	16,000	$2,064,800
Pfizer, Inc.	61,500	2,684,475
		4,749,275
ROAD & RAIL — 1.6%
Norfolk Southern Corporation	14,200	2,123,468
Union Pacific Corporation	19,800	2,736,954
		4,860,422
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Applied Materials, Inc.	93,800	3,071,012
Intel Corporation	64,300	3,017,599
QUALCOMM, Inc.	50,900	2,896,719
Texas Instruments, Inc.	31,700	2,995,650
		11,980,980
SOFTWARE — 3.0%
Adobe, Inc. (a)	13,200	2,986,368
Microsoft Corporation	32,500	3,301,025
Oracle Corporation	35,000	1,580,250
Red Hat, Inc. (a)	7,000	1,229,480
		9,097,123
SPECIALTY RETAIL — 1.6%
Advance Auto Parts, Inc.	7,000	1,102,220
Home Depot, Inc. (The)	17,000	2,920,940
Lowe’s Companies, Inc.	9,000	831,240
		4,854,400
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Apple, Inc.	22,800	3,596,472

TOBACCO — 0.1%
Philip Morris International, Inc.	5,100	340,476

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Fastenal Company	15,000	784,350
W.W. Grainger, Inc.	5,100	1,440,036
		2,224,386
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	12,300	782,403

TOTAL COMMON STOCKS (Cost $130,950,420)		$136,026,265

6

AAMA Equity Fund

Schedule of Portfolio Investments
(Continued)

EXCHANGE-TRADED FUNDS — 50.0%	Shares	Value
Invesco QQQ Trust Series 1	109,600	$16,906,896
iShares Core S&P 500 ETF	101,200	25,462,932
iShares Core S&P U.S. Growth ETF	239,600	12,626,920
Schwab U.S. Large-Cap ETF	401,700	23,981,490
Vanguard Growth ETF	112,500	15,112,125
Vanguard Mid-Cap ETF	49,000	6,770,820
Vanguard Mid-Cap Growth ETF	63,500	7,600,315
Vanguard S&P 500 ETF	115,600	26,566,036
Vanguard Small-Cap ETF	52,100	6,876,679
Vanguard Small-Cap Growth ETF	55,000	8,282,450
TOTAL EXCHANGE-TRADED FUNDS (Cost $143,927,158)		$150,186,663

U.S. TREASURY OBLIGATIONS — 3.0%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 3.0% (b)
U.S. Treasury Bills (Cost $8,998,890)	2.22%	01/03/19	$9,000,000	$8,999,430

7

AAMA Equity Fund

Schedule of Portfolio Investments

(Continued)

MONEY MARKET FUNDS — 1.6%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.94% (c) (Cost $4,925,380)	4,925,380	$4,925,380

TOTAL INVESTMENTS (Cost $288,801,848) — 99.9%		$300,137,738

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		345,711

NET ASSETS — 100.0%		$300,483,449

(a)	Non-income producing security.
(b)	Rate shown is annualized yield at the time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of December 31, 2018.

plc - Public Liability Company

See accompanying notes to financial statements.

Security Allocation (Percentage of Net Assets)
Common Stocks	45.3%
Exchange-Traded Funds	50.0%
U.S. Treasury Obligations	3.0%
Cash Equivalents*	1.7%
Total	100.0%

*	Includes Other Assets in Excess of Liabilities

8

AAMA Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

U.S. GOVERNMENT AGENCIES — 5.5%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK — 3.4%
Federal Home Loan Bank	2.125%	02/11/20	$5,000,000	$4,975,990

FEDERAL HOME LOAN MORTGAGE CORPORATION — 2.1%
Federal Home Loan Mortgage Corporation	2.500%	04/23/20	3,000,000	2,995,839
TOTAL U.S. GOVERNMENT AGENCIES
(Cost $7,963,400)				$7,971,829

U.S. TREASURY OBLIGATIONS — 93.0%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills — 5.1% (a)
U.S. Treasury Bills	2.142%	01/10/19	$1,500,000	$1,499,238
U.S. Treasury Bills	2.301%	03/07/19	6,000,000	5,974,137
				7,473,375
U.S. Treasury Bonds — 1.4%
U.S. Treasury Bonds	1.500%	05/15/20	2,000,000	1,971,452

U.S. Treasury Notes — 86.5%
U.S. Treasury Notes	1.500%	01/31/19	12,000,000	11,992,027
U.S. Treasury Notes	1.500%	05/31/19	9,500,000	9,461,406
U.S. Treasury Notes	1.625%	08/31/19	10,000,000	9,933,984
U.S. Treasury Notes	3.375%	11/15/19	7,000,000	7,042,109
U.S. Treasury Notes	1.375%	01/15/20	12,000,000	11,848,529
U.S. Treasury Notes	3.500%	05/15/20	6,000,000	6,074,429
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	9,857,216
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	2,942,896
U.S. Treasury Notes	2.625%	11/15/20	5,000,000	5,008,300
U.S. Treasury Notes	3.625%	02/15/21	7,000,000	7,160,463
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	9,951,393

9

AAMA Income Fund

Schedule of Portfolio Investments

(Continued)

U.S. TREASURY OBLIGATIONS — 93.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Notes — 86.5% (Continued)
U.S. Treasury Notes	2.000%	08/31/21	$10,000,000	$9,874,647
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	2,961,009
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	4,910,780
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	4,901,525
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	1,958,529
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	9,818,300
				125,697,542
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $136,095,060)				$135,142,369

MONEY MARKET FUNDS — 1.0%	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.94% (b) (Cost $1,483,209)	1,483,209	$1,483,209

TOTAL INVESTMENTS (Cost $145,541,669) — 99.5%		$144,597,407

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		781,990

NET ASSETS — 100.0%		$145,379,397

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of December 31, 2018.

See accompanying notes to financial statements.

Security Allocation (Percentage of Net Assets)
U.S. Government Agencies	5.5%
U.S. Treasury Obligations	93.0%
Cash Equivalents*	1.5%
Total	100.0%

*	Includes Other Assets in Excess of Liabilities

10

AAMA Funds

Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

	AAMA	AAMA
	Equity Fund	Income Fund
ASSETS
Investments in securities:
At cost	$288,801,848	$145,541,669
At value	$300,137,738	$144,597,407
Receivable for capital shares sold	671,414	217,267
Dividends and interest receivable	197,533	726,727
TOTAL ASSETS	301,006,685	145,541,401

LIABILITIES
Payable for capital shares redeemed	292,896	86,213
Payable to Adviser	185,081	54,486
Payable to administrator	45,259	21,305
TOTAL LIABILITIES	523,236	162,004

NET ASSETS	$300,483,449	$145,379,397

Net assets consist of:
Paid-in capital	$291,401,422	$146,580,972
Accumulated earnings (deficit)	9,082,027	(1,201,575)
Net assets	$300,483,449	$145,379,397

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	28,905,269	5,868,647

Net asset value, offering price and redemption price per share	$10.40	$24.77

See accompanying notes to financial statements.

11

AAMA Funds

Statements of Operations

Six Months Ended December 31, 2018 (Unaudited)

	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$2,809,432	$12,816
Interest	103,617	1,378,665
TOTAL INVESTMENT INCOME	2,913,049	1,391,481

EXPENSES
Investment advisory fees	1,604,343	535,848
Unitary fees	284,995	126,942
TOTAL EXPENSES	1,889,338	662,790
Less fee reductions by the Adviser	(444,670)	(212,334)
NET EXPENSES	1,444,668	450,456

NET INVESTMENT INCOME	1,468,381	941,025

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
Net realized losses on investment transactions	(2,142,946)	(212)
Net change in unrealized appreciation (depreciation) on investments	(20,808,544)	624,219
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(22,951,490)	624,007

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(21,483,109)	$1,565,032

See accompanying notes to financial statements.

12

AAMA Equity Fund

Statement of Changes in Net Assets

	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018 (a)(b)
FROM OPERATIONS
Net investment income	$1,468,381	$2,164,511
Net realized losses on investment transactions	(2,142,946)	(164,527)
Net change in unrealized appreciation (depreciation) on investments	(20,808,544)	32,144,434
Net increase (decrease) in net assets from operations	(21,483,109)	34,144,418

DISTRIBUTIONS TO SHAREHOLDERS	(2,435,351)	(1,143,931)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	45,057,806	337,121,845
Net asset value of shares issued in reinvestment of distributions to shareholders	2,434,971	1,143,931
Payments for shares redeemed	(31,118,663)	(63,238,468)
Net increase in net assets from capital share transactions	16,374,114	275,027,308

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,544,346)	308,027,795

NET ASSETS
Beginning of period	308,027,795	—
End of period	$300,483,449	$308,027,795

CAPITAL SHARE ACTIVITY
Shares sold	3,967,485	33,090,449
Shares reinvested	236,405	103,523
Shares redeemed	(2,698,202)	(5,794,391)
Net increase in shares outstanding	1,505,688	27,399,581
Shares outstanding, beginning of period	27,399,581	—
Shares outstanding, end of period	28,905,269	27,399,581

(a)	Inception date of the Fund was June 30, 2017. The Fund commenced operations on July 3, 2017.
(b)	The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended June 30, 2018, distributions to shareholders consisted of $1,143,931 from net investment income. As of June 30, 2018, accumulated net investment income was $1,020,580.

See accompanying notes to financial statements.

13

AAMA Income Fund
Statement of Changes in Net Assets

	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018 (a)(b)
FROM OPERATIONS
Net investment income	$941,025	$1,402,874
Net realized losses on investment transactions	(212)	(257,237)
Net change in unrealized appreciation (depreciation) on investments	624,219	(1,568,481)
Net increase (decrease) in net assets from operations	1,565,032	(422,844)

DISTRIBUTIONS TO SHAREHOLDERS	(945,202)	(1,398,561)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	18,888,559	174,182,651
Net asset value of shares issued in reinvestment of distributions to shareholders	945,149	1,398,303
Payments for shares redeemed	(18,124,439)	(30,709,251)
Net increase in net assets from capital share transactions	1,709,269	144,871,703

TOTAL INCREASE IN NET ASSETS	2,329,099	143,050,298

NET ASSETS
Beginning of period	143,050,298	—
End of period	$145,379,397	$143,050,298

CAPITAL SHARE ACTIVITY
Shares sold	765,838	6,979,639
Shares reinvested	38,344	56,376
Shares redeemed	(735,478)	(1,236,072)
Net increase in shares outstanding	68,704	5,799,943
Shares outstanding, beginning of period	5,799,943	—
Shares outstanding, end of period	5,868,647	5,799,943

(a)	Inception date of the Fund was June 30, 2017. The Fund commenced operations on July 3, 2017.
(b)	The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended June 30, 2018, distributions to shareholders consisted of $1,398,561 from net investment income. As of June 30, 2018, accumulated net investment income was $4,313.

See accompanying notes to financial statements.

14

AAMA Equity Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018 (a)
Net asset value at beginning of period	$11.24		$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.08
Net realized and unrealized gains (losses) on investments	(0.80)		1.20
Total from investment operations	(0.75)		1.28

Less distributions from:
Net investment income	(0.09)		(0.04)

Net asset value at end of period	$10.40		$11.24

Total return (b)	(6.70	%)(c)	12.85	%(c)

Net assets at end of period (000’s)	$300,483		$308,028

Ratio of total expenses to average net assets (d)	1.18	%(e)	1.19	%(e)

Ratio of net expenses to average net assets (d)(f)	0.90	%(e)	0.90	%(e)

Ratio of net investment income to average net assets (f)(g)	0.92	%(e)	0.78	%(e)

Portfolio turnover rate	6	%(c)	5	%(c)

(a)	Inception date of the Fund was June 30, 2017. The Fund commenced operations on July 3, 2017.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or realized capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser and administrator had not reduced fees.
(c)	Not annualized.
(d)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after fee reductions.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends and distributions by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

15

AAMA Income Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018 (a)
Net asset value at beginning of period	$24.66		$25.00

Income (loss) from investment operations:
Net investment income	0.16		0.26
Net realized and unrealized gains (losses) on investments	0.11		(0.35)
Total from investment operations	0.27		(0.09)

Less distributions from:
Net investment income	(0.16)		(0.25)

Net asset value at end of period	$24.77		$24.66

Total return (b)	1.12	%(c)	(0.34	%)(c)

Net assets at end of period (000’s)	$145,379		$143,050

Ratio of total expenses to average net assets	0.93	%(d)	0.94	%(d)

Ratio of net expenses to average net assets (e)	0.63	%(d)	0.63	%(d)

Ratio of net investment income to average net assets (e)	1.32	%(d)	1.05	%(d)

Portfolio turnover rate	12	%(c)	6	%(c)

(a)	Inception date of the Fund was June 30, 2017. The Fund commenced operations on July 3, 2017.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or realized capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser and administrator had not reduced fees.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions.

See accompanying notes to financial statements.

16

AAMA Funds

Notes to Financial Statements
December 31, 2018 (Unaudited)

1. Organization

AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds” or “AAMA Funds”) are each a separate series of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018. Other series of the Trust are not included in this report. The inception date of the Funds was June 30, 2017. The Funds commenced operations on July 3, 2017, when they began to execute their investment objectives, which included purchasing investments.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with GAAP.

New Accounting Pronouncements — In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying ASU 2017-08.

17

AAMA Funds

Notes to Financial Statements (Continued)

In August 2018, FASB issued Accounting Standards Update 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Listed securities, including common stocks and exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the closing prices on the primary exchange where the securities are normally traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in other investment companies, except ETFs, are valued at their reported net asset value (“NAV”). In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are typically valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees (the “Board”) that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost if it is determined that amortized cost approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

18

AAMA Funds

Notes to Financial Statements (Continued)

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price has become stale, or an event occurs that materially affects the furnished price) are valued by the Pricing Committee. In these cases, the Pricing Committee determines in good faith, subject to procedures adopted by the Board, the fair value of such securities (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the security, forces that influence the market in which the security is purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities of the issuer or similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities will be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2018, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$136,026,265	$—	$—	$136,026,265
Exchange-Traded Funds	150,186,663	—	—	150,186,663
U.S. Treasury Obligations	—	8,999,430	—	8,999,430
Money Market Funds	4,925,380	—	—	4,925,380
Total	$291,138,308	$8,999,430	$—	$300,137,738

AAMA Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$7,971,829	$—	$7,971,829
U.S. Treasury Obligations	—	135,142,369	—	135,142,369
Money Market Funds	1,483,209	—	—	1,483,209
Total	$1,483,209	$143,114,198	$—	$144,597,407

19

AAMA Funds

Notes to Financial Statements (Continued)

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. As of December 31, 2018, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date. The tax character of the distributions paid by each Fund during the periods ended December 31, 2018 and June 30, 2018 was ordinary income.

Investment transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

20

AAMA Funds

Notes to Financial Statements (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings (deficit) as of December 31, 2018, was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of portfolio investments	$288,801,884	$145,541,669
Gross unrealized appreciation	$20,054,061	$57,912
Gross unrealized depreciation	(8,718,207)	(1,002,174)
Net unrealized appreciation (depreciation)	11,335,854	(944,262)
Accumulated ordinary income	53,610	136
Capital loss carryforwards	(164,527)	(257,237)
Other losses	(2,142,910)	(212)
Accumulated earnings (deficit)	$9,082,027	$(1,201,575)

The difference between federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for AAMA Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. This “book/tax” difference is temporary in nature and is due to the tax deferral of losses on wash sales. There is no difference between federal income tax cost and the financial statement cost of portfolio investments for AAMA Income Fund as of December 31, 2018.

As of June 30, 2018, AAMA Equity Fund and AAMA Income Fund had short-term capital loss carryforwards of $164,527 and $257,237, respectively, for income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current year and the open tax year ended June 30, 2018 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

21

AAMA Funds

Notes to Financial Statements (Continued)

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. Government securities, were as follows for the six months ended December 31, 2018:

	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$38,020,807	$—
Proceeds from sales and maturities of investment securities	$18,556,488	$—

Investment transactions in long-term U.S. Government securities were as follows for the six months ended December 31, 2018:

	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. government securities	$—	$18,981,143
Proceeds from sales and maturities of U.S. government securities	$—	$15,500,000

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by Advanced Asset Management Advisors, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

The Adviser has entered into an Expense Limitation Agreement (“ELA”) under which it has contractually agreed, until February 28, 2019, to reduce its investment advisory fees and to reimburse other expenses to the extent necessary so that total annual operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses, and extraordinary expenses (as determined under GAAP)) do not exceed 0.90% for AAMA Equity Fund and 0.63% for AAMA Income Fund. Accordingly, during the six months ended December 31, 2018, the Adviser reduced its advisory fees in the amount of $444,670 and $212,334 for AAMA Equity Fund and AAMA Income Fund, respectively.

22

AAMA Funds

Notes to Financial Statements (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after the fiscal year that such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, or (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of December 31, 2018, the Adviser may seek repayment of investment advisory fee reductions totaling $1,249,367 and $624,105 from AAMA Equity Fund and AAMA Income Fund, respectively, no later than the dates as stated below:

	AAMA Equity Fund	AAMA Income Fund
June 30, 2021	$804,697	$411,771
December 31, 2021	444,670	212,334
	$1,249,367	$624,105

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”) serves as the Trust’s business manager and administrator. Pursuant to the terms of a Management and Administration Agreement (the “Agreement”) between the Trust, on behalf of the Funds, and Foreside, Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing them with the SEC; and maintaining books and records in accordance with applicable laws and regulations.

23

AAMA Funds

Notes to Financial Statements (Continued)

Pursuant to the Agreement, Foreside pays all operating expenses of the Trust and the Funds not specifically assumed by the Trust, unless the Trust or the Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders; fees and expenses of Trustees of the Trust who are not interested persons of the Trust, as defined by the 1940 Act (“Independent Trustees”); and all other operating expenses not specifically assumed by the Trust. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust. Foreside Financial Services, LLC serves as the Funds’ principal underwriter and is an affiliate of Foreside. For the services under the Agreement and expenses assumed by Foreside, the Trust, on behalf of the Funds, pays Foreside an annual fee equal to 0.20% of the average daily net assets of the Funds up to $250,000,000 and 0.15% of the average daily net assets of the Funds greater than $250,000,000; subject, however, to an aggregate minimum annual fee of $777,000. Such expenses are disclosed on the Statements of Operations as “Unitary fees.”

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Funds.

24

AAMA Funds

Notes to Financial Statements (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of December 31, 2018, the following account holder owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
AAMA Equity Fund
TD Ameritrade, Inc. (for the benefit of its clients)	73%
AAMA Income Fund
TD Ameritrade, Inc. (for the benefit of its clients)	78%

A beneficial owner of 25% or more of each Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of December 31, 2018, AAMA Equity Fund had 50.0% of the value of its net assets invested in ETFs.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

25

AAMA Funds

Notes to Financial Statements (Continued)

7. Trustee Compensation

The Independent Trustees are compensated for their services to the Trust by Foreside as part of the Management and Administration Agreement. Each Independent Trustee receives an annual retainer of $14,000, and an in person meeting fee of $4,000 for Board meetings and $1,500 for committee meetings. For each telephonic meeting, the attendance fee is $1,000. Collectively, the Independent Trustees were paid $72,000 in fees during the six months ended December 31, 2018. In addition, Foreside reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

26

AAMA Funds

About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2018 through December 31, 2018).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

27

AAMA Funds

About Your Fund’s Expenses (Unaudited)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Net Expense Ratio(a)	Expenses Paid During Period(b)
AAMA Equity Fund
Based on Actual Fund Return	$1,000.00	$933.00	0.90%	$4.39
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.67	0.90%	$4.59

AAMA Income Fund
Based on Actual Fund Return	$1,000.00	$1,011.20	0.63%	$3.20
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, muliplied by 184/365 (to reflect the one-half year period).

28

AAMA Funds

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-701-9502. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov.

29

Investment Advisor

Advanced Asset Management Advisors, Inc.

4995 Bradenton Avenue, Suite 210

Dublin, Ohio 43017

Business Manager and Administrator

Foreside Management Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent

Ultimus Fund Solutions

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Legal Counsel

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601

Custodian

MUFG Union Bank, N.A.

350 California Street

San Francisco, California 94104

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

SEMI-ANNUAL REPORT
December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Austin Atlantic Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.AMFFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-247-9780.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Austin Atlantic Funds, you can call 800-247-9780. Your election to receive reports in paper will apply to all funds held with the Austin Atlantic Funds or your financial intermediary.

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	12.5%
1 Mo. London Interbank Offering Rate (LIBOR)	12.5%
Freddie Mac
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 2.60%(1),(2)		2/25/23	$22,629,000	$22,616,328
(Floating, ICE LIBOR USD 1M + 0.34%, 0.03% Floor), 2.68%(1),(2)		8/25/24	4,946,234	4,915,329
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.66%(1),(2)		8/25/25	10,495,737	10,441,999
(Floating, ICE LIBOR USD 1M + 0.51%, 0.51% Floor), 2.86%(1),(2)		11/25/25	10,000,000	9,975,580
				47,949,236
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $48,068,685)				47,949,236
FIXED RATE MORTGAGE-RELATED SECURITIES	29.2%
30 Yr. Securities	26.4%
Freddie Mac
4.00%**		1/1/41	72,986	74,441
4.00%**		4/1/41	121,008	123,420
4.00%**		9/1/46	58,048	59,205
4.00%**		2/1/47	26,627	27,158
4.00%**		3/1/47	61,139	62,357
4.00%**		5/1/47	80,017	81,613
4.00%**		6/1/47	79,046	80,622
4.00%**		7/1/47	79,287	80,868
4.00%**		10/1/47	68,126	69,484
4.00%**		2/1/48	104,737	106,825
4.00%**		4/1/48	24,732	25,225
4.00%**		9/1/48	45,433,562	46,339,310
4.00%**		10/1/48	50,098,710	51,097,461
4.00%**		11/1/48	489,951	499,719
4.00%**		12/1/48	3,202,679	3,266,527
				101,994,235
Collateralized Mortgage Obligations	2.8%
Government National Mortgage Association
2.50%		5/20/65	10,542,046	10,481,239
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $112,483,843)				112,475,474

	Percentage	Principal
	of Net	Amount/
	Assets	Shares	Value
INVESTMENT COMPANIES	1.1%
Northern Institutional Treasury Portfolio Premier, 2.27%*		4,307,898	$4,307,898
TOTAL INVESTMENT COMPANIES
(Cost $4,307,898)			4,307,898
REPURCHASE AGREEMENTS	57.1%
Amherst Pierpont Securities LLC, 2.85%, (Agreement dated 12/26/18 to be repurchased at $30,016,625 on 01/02/19. Collateralized by U.S. Government Mortgage-Backed Securities and U.S. Government Treasuries, 0.00% - 6.50%, with a value of $31,764,745, due at 01/17/19 - 12/15/48)		30,000,000	30,000,000

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2018 (Unaudited)

	Percentage	Principal
	of Net	Amount/
	Assets	Shares	Value
BCM HIF, L.P., 3.05%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Pools, 4.50% - 5.832%, with a value of $29,607,743, due at 07/25/42 - 07/25/43 and cash equivalents of $2,715,922)		30,263,426	$30,263,426
BCM HIF, L.P., 3.35%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $19,063,146, due at 09/15/28 - 11/15/43 and cash equivalents of $1,710,006)		19,054,531	19,054,532
BMO Capital Markets, 2.55%, (Agreement dated 12/27/18 to be repurchased at $15,007,438 on 01/03/19. Collateralized by U.S. Government Mortgage-Backed Securities, 1.998% - 5.000%, with a value of $15,738,052, due at 01/25/22 - 09/15/48)		15,000,000	15,000,000
Capstead Mortgage, 2.75%, (Agreement dated 12/26/18 to be repurchased at $27,842,880 on 01/02/19. Collateralized by U.S. Government Mortgage-Backed Securities, 3.141% - 3.471%, with a value of $28,828,172, due 05/01/48 - 06/01/48)		27,828,000	27,828,000
CF Secured, LLC, 3.75%, (Agreement dated 12/31/18 to be repurchased at $15,003,125 on 01/02/19. Collateralized by U.S. Government Mortgage-Backed Securities and U.S. Government Securities, 2.125% - 4.50%, with a value of $15,300,000, due at 12/31/22 - 06/01/48)		15,000,000	15,000,000
Incapital LLC, 2.56%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by U.S. Government Agency 3.10%, with a value of $11,206,391, due 12/06/24)		10,793,000	10,793,000
JVB Financial, 2.80%, (Agreement dated 12/20/18 to be repurchased at $18,251,853 on 01/03/19. Collateralized by U.S. Government Mortgage-Backed Securities, 3.00% - 4.00%, with a value of $19,250,285, due 05/25/44 - 03/25/48)		18,232,000	18,232,000
JVB Financial, 3.25%, (Agreement dated 12/24/18 to be repurchased at $16,340,756 on 01/24/19. Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 5.25% - 6.250%, with a value of $16,821,492, due at 12/01/48 - 01/01/49)		16,295,152	16,295,152
JVB Financial, 3.26%, (Agreement dated 12/28/18 to be repurchased at $5,552,111 on 01/30/19. Collateralized by TMC Master Trust Series 2016-M3 Certificates, 4.375% - 5.750%, with a value of $5,888,018, due at 06/01/48 - 10/01/48)		5,535,569	5,535,569
JVB Financial, 3.26%, (Agreement dated 12/28/18 to be repurchased at $8,439,232 on 01/30/19. Collateralized by VIC Master Trust Series 2017-V1 Certificates, 3.75% - 6.25%, with a value of $8,957,930, due at 09/01/43 - 10/01/48)		8,414,088	8,414,088
Nathan Hale Capital, 2.60% - 2.65%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by U.S. Government Agency and U.S. Government Mortgage-Backed Securities, 2.556% - 6.00%, with a value of $22,316,418, due 04/27/27 - 12/20/48)		21,518,000	21,518,000
Vining-Sparks IBG, L.P., 3.03%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by a SBA Loan, 6.00%, with a value of $671,296, due 10/15/28)		671,286	671,286
TOTAL REPURCHASE AGREEMENTS
(Cost $218,605,053)			218,605,053
TOTAL INVESTMENTS	100.1%		$383,337,661
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(564,966)
NET ASSETS	100.0%		$382,772,695

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS (concluded)
December 31, 2018 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD
FIXED RATE MORTGAGE-RELATED SECURITIES	(26.6)%
Freddie Mac
4.00%		4/1/49	(100,000,000)	$(101,957,073)
TOTAL MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD				$(101,957,073)
(Proceeds $(101,128,906))

**	All or a portion of security is held as collateral for mortgage-backed to-be-announced securities sold. The fair value of collateral is $101,166,068 at December 31, 2018.

*	The rates presented are the rates in effect at December 31, 2018.

(1)	Variable rate security. The rate presented is the rate in effect at December 31, 2018.

(2)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	59.1%
1 Yr. Constant Maturity Treasury Based ARMS	31.3%
Fannie Mae Grantor Trust
4.66%(1),(3)		5/25/42	$4,382,178	$4,453,608
Fannie Mae Whole Loan
4.49%(1),(3)		8/25/42	1,121,313	1,142,569
4.27%(1),(3)		8/25/42	3,626,724	3,688,055
				9,284,232
12 Mo. London Interbank Offering Rate (LIBOR)	16.6%
Fannie Mae
(Floating, ICE LIBOR USD 1Y + 1.72%, 10.23% Cap), 4.28%(2),(3)		9/1/36	97,275	101,837
(Floating, ICE LIBOR USD 1Y + 1.54%, 10.49% Cap), 4.05%(2),(3)		9/1/38	4,662,015	4,833,429
				4,935,266
6 Mo. Certificate Of Deposit Based ARMS	1.7%
Fannie Mae
(Floating, ICE LIBOR USD 6M + 1.00%, 12.21% Cap), 3.50%(2),(3)		6/1/21	24,960	24,942
(Floating, ICE LIBOR USD 6M + 1.49%, 10.46% Cap), 3.99%(2),(3)		12/1/24	291,300	299,470
Freddie Mac
(Floating, ICE LIBOR USD 6M + 1.85%, 9.75% Cap), 4.35%(2),(3)		1/1/26	160,167	163,397
				487,809
SBA Pool Floaters	9.5%
Small Business Administration Pool
(Variable, Prime Rate U.S. + 0.09%), 5.34%(3)		10/25/38	2,644,123	2,827,631
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $17,706,773)				17,534,938
FIXED RATE MORTGAGE-RELATED SECURITIES	35.4%
30 Yr. Securities	3.3%
Freddie Mac
6.00%		6/16/37	927,587	988,660
Collateralized Mortgage Obligations	32.1%
Government National Mortgage Association
1.35%		6/16/37	4,954,921	4,753,875
2.50%		5/20/65	4,791,839	4,764,199
				9,518,074
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $10,730,702)				10,506,734

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS (concluded)
December 31, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	5.6%
Northern Institutional Treasury Portfolio Premier, 2.27%*		1,662,551	$1,662,551
TOTAL INVESTMENT COMPANIES
(Cost $1,662,551)			1,662,551
TOTAL INVESTMENTS	100.1%		$29,704,223
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(18,187)
NET ASSETS	100.0%		$29,686,036

*	The rates presented are the rates in effect at December 31, 2018.

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(2)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

(3)	Variable rate security. The rate presented is the rate in effect at December 31, 2018.

See notes to financial statements.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	97.7%
Banks	3.4%
M&T Bank Corp.		3,500	$500,955
PNC Financial Services Group
(The), Inc.		6,500	759,915
			1,260,870
Capital Goods	9.9%
Cummins, Inc.		10,000	1,336,400
Honeywell International, Inc.		5,500	726,660
Ingersoll-Rand PLC		7,689	701,467
The Boeing Co.		3,000	967,500
			3,732,027
Consumer Durables & Apparel	1.1%
NIKE, Inc.		5,500	407,770
Consumer Services	2.2%
Carnival Corp.		8,396	413,923
Las Vegas Sands Corp.		8,000	416,400
			830,323
Diversified Financials	3.4%
Discover Financial Services		12,942	763,319
S&P Global, Inc.		3,000	509,820
			1,273,139
Energy	5.1%
ConocoPhillips		10,000	623,500
EOG Resources, Inc.		1,500	130,815
Valero Energy Corp.		15,257	1,143,817
			1,898,132
Food & Staples Retailing	3.8%
Costco Wholesale Corp.		7,000	1,425,970
Health Care Equipment & Services	3.9%
UnitedHealth Group, Inc.		5,892	1,467,815
Household & Personal Products	0.5%
Estee Lauder Cos (The), Inc.		1,500	195,150
Insurance	8.7%
Aflac, Inc.		35,950	1,637,882
Progressive (The) Corp.		24,000	1,447,920
Prudential Financial, Inc.		2,188	178,431
			3,264,233
Materials	3.5%
LyondellBasell Industries NV		15,753	1,310,020
Media	2.8%
The Walt Disney Company		9,500	1,041,675
Pharmaceuticals & Biotechnology	12.7%
AbbVie, Inc.		15,000	1,382,850
Amgen, Inc.		6,570	1,278,982
Bristol-Myers Squibb Co.		9,700	504,206
Eli Lilly & Co.		14,000	1,620,080
			4,786,118

See notes to financial statements.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
December 31, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Real Estate	2.7%
Simon Property Group, Inc.		6,137	$1,030,955
Retailing	5.9%
Best Buy Co., Inc.		6,000	317,760
Dollar General Corp.		1,000	108,080
Home Depot (The), Inc.		5,176	889,340
Lowe’s Cos., Inc.		9,576	884,440
			2,199,620
Semiconductors & Semiconductor	7.7%
Broadcom, Inc.		7,000	1,779,960
Intel Corp.		14,500	680,485
KLA-Tencor Corp.		5,000	447,450
			2,907,895
Software & Services	15.4%
Alphabet, Inc.(a)		1,510	1,577,890
Facebook, Inc.(a)		4,000	524,360
Intuit, Inc.		6,250	1,230,312
Mastercard, Inc.		5,000	943,250
Microsoft Corp.		14,900	1,513,393
			5,789,205
Technology Hardware & Equipment	2.2%
Cisco Systems, Inc.		6,000	259,980
NetApp, Inc.		9,500	566,865
			826,845
Utilities	2.8%
Edison International		11,762	667,729
Exelon Corp.		8,500	383,350
			1,051,079
TOTAL COMMON STOCKS
(Cost $32,822,282)			36,698,841

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	2.7%
Northern Institutional Treasury Portfolio Premier, 2.27%*		1,004,883	$1,004,883
TOTAL INVESTMENT COMPANIES
(Cost $1,004,883)			1,004,883
TOTAL INVESTMENTS	100.4%		$37,703,724
NET OTHER ASSETS (LIABILITIES)	(0.4)%		(151,992)
NET ASSETS	100.0%		$37,551,732

*	The rates presented are the rates in effect at December 31, 2018.
(a)	Non-income producing security.

See notes to financial statements.

STATEMENTS OF ASSETS & LIABILITIES
December 31, 2018 (Unaudited)

	AAAMCO
	Ultrashort	Ultra Short	Large Cap
	Financing Fund	Mortgage Fund	Equity Fund
Assets:
Investments, at cost	$164,860,426	$30,100,026	$33,827,165
Investments, at value	164,732,608	29,704,223	37,703,724
Collateral held at custodian	343,750	—	—
Repurchase agreements, cost equals fair value	218,605,053	—	—
Receivable for dividends and interest	637,796	98,954	18,035
Receivable for paydowns on mortgage-backed securities	—	8,340	—
Receivable for mortgage-backed to-be-announced securities sold	101,128,906	—	—
Receivable from Adviser/Distributor	54,663	3,566	3,308
Total Assets	485,502,776	29,815,083	37,725,067
Liabilities:
Mortgage-backed to-be-announced securities sold, at fair value (Proceeds $101,128,906)	101,957,073	—	—
Income distribution payable	668,900	52,596	—
Investment advisory fees payable	78,741	14,425	21,499
Distribution fees payable	691	8,014	6,978
Unitary fees payable	24,676	54,012	53,035
Capital shares redeemed payable	—	—	91,823
Total Liabilities	102,730,081	129,047	173,335
Net Assets	$382,772,695	$29,686,036	$37,551,732

Class I
Net assets	$6,709,295	$29,686,036	$—
Shares of common stock outstanding	671,254	4,350,745	—
Net asset value per share	$10.00	$6.82	$—

Class Y
Net assets	$376,063,400	$—	$—
Shares of common stock outstanding	37,620,188	—	—
Net asset value per share	$10.00	$—	$—

Class AMF
Net assets	$—	$—	$31,517,200
Shares of common stock outstanding	—	—	4,519,708
Net asset value per share	$—	$—	$6.97

Class H
Net assets	$—	$—	$6,034,532
Shares of common stock outstanding	—	—	869,144
Net asset value per share	$—	$—	$6.94

Net Assets
Paid in capital	$382,928,324	$35,874,342	$33,146,074
Distributable Earnings	(155,629)	(6,188,306)	4,405,658
Net assets	$382,772,695	$29,686,036	$37,551,732

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	AAAMCO
	Ultrashort	Ultra Short	Large Cap
	Financing Fund	Mortgage Fund	Equity Fund
INVESTMENT INCOME:
Interest income	$1,973,470	$496,652	$—
Dividend income	49,218	23,751	466,867
Dividend income from investment in affiliates	—	24,765	—
Total investment income	2,022,688	545,168	466,867
Operating expenses:
Investment advisory	223,366	97,309	138,201
Distribution — Class AMF Shares	—	—	44,946
Distribution — Class I Shares	4,414	54,060	—
Unitary fees	203,937	201,533	197,997
Total expenses before reductions	431,717	352,902	381,144
Expenses reduced by Investment Adviser	(264,858)	(32,590)	(3,307)
Expenses reduced by Distributor	(17)	(21,624)	(15,187)
Net expenses	166,842	298,688	362,650
Net investment income	1,855,846	246,480	104,217
REALIZED AND UNREALIZED GAINS (LOSSES)
FROM INVESTMENT ACTIVITIES:
Net realized gains (loss) from investment transactions	2,261	(52,237)	528,976
Change in unrealized depreciation on investments	(127,818)	(24,691)	(3,160,313)
Net realized and unrealized losses from investment activities	(125,557)	(76,928)	(2,631,337)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,730,289	$169,552	$(2,527,120)

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	AAAMCO Ultrashort Financing Fund
	Six Months Ended December 31, 2018 (Unaudited)	Eight Months Ended June 30, 2018**	Since Inception to October 31, 2017*,**
Increase (decrease) in net assets:
Operations:
Net investment income	$1,855,846	$753,957	$316,545
Net realized gains (losses) from investment transactions	2,261	(19,274)	(9,652)
Net increase from payment by affiliates	—	—	12,500
Change in unrealized appreciation (depreciation) on investments	(127,818)	9,980	(9,980)
Change in net assets resulting from operations	1,730,289	744,663	309,413
Dividends paid to shareholders:
Distributions to sharesholders
Class I Stockholders	(105,610)	(105,908)	(40,777)
Class Y Stockholders	(1,754,248)	(634,877)	(286,074)
Total dividends paid to shareholders	(1,859,858)	(740,785)	(326,851)
Capital Transactions:
Class I Shares:
Proceeds from sale of shares	598,026	1,258,156	9,010,000
Value of shares issued to shareholders in reinvestment of dividends	105,610	105,907	40,777
Cost of shares redeemed	(2,623,536)	(1,781,001)	—
Class Y Shares:
Proceeds from sale of shares	370,000,000	5,000,000	50,010,000
Value of shares issued to shareholders in reinvestment of dividends	270,932	634,878	286,075
Cost of shares redeemed	(45,000,000)	(5,000,000)	—
Change in net assets from capital transactions	323,351,032	217,940	59,346,852
Change in net assets	323,221,463	221,818	59,329,414
Net Assets:
Beginning of period	59,551,232	59,329,414	—
End of period	$382,772,695	$59,551,232	$59,329,414

*	For the period from June 6, 2017, inception date and commencement of operations, to October 31, 2017.

**	The Funds adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in Note G. In the Fund’s annual report to shareholders for the period ended June 30, 2018 and year ended October 31, 2017, Accumulated undistributed net investment income was $14,169 and $999, respectively.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund
	Six Months Ended December 31, 2018 (Unaudited)	Eight Months Ended June 30, 2018*	Year Ended October 31, 2017*
Increase (decrease) in net assets:
Operations:
Net investment income	$246,480	$354,119	$568,081
Net realized losses from investment transactions	(52,237)	(391,663)	(572,466)
Change in unrealized depreciation on investments	(24,691)	(665,413)	(578,941)
Change in net assets resulting from operations	169,552	(702,957)	(583,326)
Dividends paid to stockholders:
Distributions to shareholders:	(397,113)	(748,942)	(1,780,575)
Total dividends paid to stockholders	(397,113)	(748,942)	(1,780,575)
Capital Transactions:
Proceeds from sale of shares	114	—	2,000,059
Value of shares issued to shareholders in reinvestment of dividends	50,268	139,153	432,767
Cost of shares redeemed	(16,414,695)	(39,795,762)	(32,577,526)
Change in net assets from capital transactions	(16,364,313)	(39,656,609)	(30,144,700)
Change in net assets	(16,591,874)	(41,108,508)	(32,508,601)
Net Assets:
Beginning of period	46,277,910	87,386,418	119,895,019
End of period	$29,686,036	$46,277,910	$87,386,418

*	The Funds adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in Note G. In the Fund’s annual report to shareholders for the period ended June 30, 2018 and year ended October 31, 2017, Accumulated undistributed net investment income was $103,602 and $85,505, respectively.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large Cap Equity Fund
	Six Months Ended December 31, 2018 (Unaudited)	Eight Months Ended June 30, 2018*	Year Ended October 31, 2017*
Increase (decrease) in net assets:
Operations:
Net investment income	$104,217	$212,197	$492,669
Net realized gains from investment transactions	528,976	4,595,624	9,094,101
Change in unrealized appreciation (depreciation) on investments	(3,160,313)	(3,224,281)	86,114
Change in net assets resulting from operations	(2,527,120)	1,583,540	9,672,884
Dividends paid to shareholders:**
Distributions to sharesholders
Class AMF Stockholders	(3,667,100)	(7,264,569)	(9,064,967)
Class H Stockholders	(697,659)	(1,137,655)	(1,326,030)
Total dividends paid to shareholders	(4,364,759)	(8,402,224)	(10,390,997)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	277,249	260,103	815,172
Value of shares issued to shareholders in reinvestment of dividends	3,274,426	6,478,073	8,349,483
Cost of shares redeemed	(2,057,609)	(5,127,919)	(5,056,728)
Class H Shares:
Proceeds from sale of shares	1,022,789	1,171,224	1,446,466
Value of shares issued to shareholders in reinvestment of dividends	12,831	22,169	23,809
Cost of shares redeemed	(237,707)	(132,899)	(541,444)
Change in net assets from capital transactions	2,291,979	2,670,751	5,036,758
Change in net assets	(4,599,900)	(4,147,933)	4,318,645
Net Assets:
Beginning of period	42,151,632	46,299,565	41,980,920
End of period	$37,551,732	$42,151,632	$46,299,565

*	The Funds adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in Note G. In the Fund’s annual report to shareholders for the period ended June 30, 2018 and year ended October 31, 2017, Accumulated undistributed net investment income was $- and $(1), respectively.

**	The Funds adopted the U.S. Securities and Exchange Commission (“SEC”) Disclosure Update and Simplification as stated in Note G. Large Cap Equity Fund had the following distributions to shareholders for the period ended June 30, 2018 and year ended October 31, 2017:

	2018	2017
From net investment income
Class AMF Stockholders	$(223,611)	$(449,507)
Class H Stockholders	(51,270)	(82,031)
From net realized gains
Class AMF Shares	(7,040,958)	(8,615,460)
Class H Shares	(1,086,385)	(1,243,999)

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND — CLASS I SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31, 2018 (Unaudited)		Eight Months Ended June 30, 2018		Period Ended October 31, 2017*
Net asset value, beginning of period	$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.0357)		0.1260		0.0533
Net realized and unrealized gains (losses) from investments	0.1564		(0.0025)		0.0018	(a)
Total from investment operations	0.1207		0.1235		0.0551
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1207)		(0.1235)		(0.0551)
Change in net asset value	—		—		—
Net asset value, end of period	$10.00		$10.00		$10.00
Total return	1.21	%(b)	1.24%	(b)	0.55%	(b)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$6,709		$8,632		$9,049
Ratio of net expenses to average net assets	0.28	%(c)	0.30	%(c)	0.34	%(c)
Ratio of net investment income to average net assets	2.43	%(c)	1.89	%(c)	1.32	%(c)
Ratio of gross expenses to average net assets	0.81	%(c)	0.05	%(c)	0.05	%(c)
Portfolio turnover rate	163	%(b)	706	%(b)	389	%(b)

*	For the period from June 6, 2017, inception date and commencement of operations, to October 31, 2017.

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND — CLASS Y SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31, 2018 (Unaudited)		Eight Months Ended June 30, 2018		Period Ended October 31, 2017*
Net asset value, beginning of period	$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.0745		0.1290		0.0553
Net realized and unrealized gains (losses) from investments	0.0488		(0.0021)		0.0018	(a)
Total from investment operations	0.1233		0.1269		0.0571
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1233)		(0.1269)		(0.0571)
Change in net asset value	—		—		—
Net asset value, end of period	$10.00		$10.00		$10.00
Total return	1.24	%(b)	1.28	%(b)	0.57	%(b),(c)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$376,063		$50,919		$50,281
Ratio of net expenses to average net assets	0.22	%(d)	0.25	%(d)	0.29	%(d)
Ratio of net investment income to average net assets	2.56	%(d)	1.95	%(d)	1.37	%(d)
Ratio of gross expenses to average net assets	0.57	%(d)	0.95	%(d)	0.96	%(d)
Portfolio turnover rate	163	%(b)	706	%(b)	389	%(b)

*	For the period from June 6, 2017, inception date and commencement of operations, to October 31, 2017.

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b)	Not annualized for periods less than one year.

(c)	During the period ended October 31, 2017, the AAAMCO Ultrashort Financing Fund received monies from the Adviser. If these monies were not received, the return for the period would have been 0.47%.

(d)	Annualized for periods less than one year.

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31, 2018		Eight Months Ended June 30,		Period Ended October 31,
	(Unaudited)		2018		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.86		$7.00		$7.16	$7.29	$7.36	$7.37	$7.36
Income (loss) from investment operations:
Net investment income	0.0373		0.0268		0.0205	0.0439	0.0575	0.0722	0.0626
Net realized and unrealized gains (losses) from investments	(0.0138)		(0.0873)		(0.0636)	(0.0603)	(0.0339)	0.0225	0.0725
Total from investment operations	0.0235		(0.0605)		(0.0431)	(0.0164)	0.0236	0.0947	0.1351
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0635)		(0.0795)		(0.1169)	(0.1136)	(0.0936)	(0.1047)	(0.1251)
Change in net asset value	(0.04)		(0.14)		(0.16)	(0.13)	(0.07)	(0.01)	0.01
Net asset value, end of period	$6.82		$6.86		$7.00	$7.16	$7.29	$7.36	$7.37
Total return	0.34	%(a)	(0.87	)%(a)	(0.61)%	(0.22)%	0.32%	1.30%	1.86%*
Ratios/Supplemental data:
Net assets, end of period (000’s)	$29,686		$46,278		$87,386	$119,895	$174,378	$197,512	$274,862
Ratio of net expenses to average net assets	1.38	%(b)	1.10	%(b)	1.03%	0.96%	0.92%	0.80%	0.79%
Ratio of net investment income to average net assets	1.14	%(b)	0.82	%(b)	0.53%	0.75%	0.85%	1.08%	0.99%
Ratio of gross expenses to average net assets**	1.63	%(b)	1.38	%(b)	1.30%	1.22%	1.18%	1.09%	1.12%
Portfolio turnover rate	24	%(a)	32	%(a)	26%	26%	22%	3%	30%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

*	During the fiscal year ended October 31, 2013, the Ultra Short Mortgage Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (0.20)%.

**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

LARGE CAP EQUITY FUND — CLASS AMF SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31, 2018		Eight Months Ended June 30,		Period Ended October 31,
	(Unaudited)		2018		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.39		$9.84		$10.34	$10.43	$11.37	$11.10	$9.41
Income (loss) from investment operations:
Net investment income (loss)	(0.79)		0.04		0.11	0.12	0.13	0.13	0.11
Net realized and unrealized gains (losses) from investments	0.27		0.30		2.02	0.57	(0.20)	1.03	2.02
Total from investment operations	(0.52)		0.34		2.13	0.69	(0.07)	1.16	2.13
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.02)		(0.05)		(0.11)	(0.12)	(0.14)	(0.14)	(0.12)
From net realized gains	(0.88)		(1.74)		(2.52)	(0.66)	(0.73)	(0.75)	(0.32)
Total distributions	(0.90)		(1.79)		(2.63)	(0.78)	(0.87)	(0.89)	(0.44)
Change in net asset value	(1.42)		(1.45)		(0.50)	(0.09)	(0.94)	0.27	1.69
Net asset value, end of period	$6.97		$8.39		$9.84	$10.34	$10.43	$11.37	$11.10
Total return	(6.11	)%(a)	3.41	%(a)	24.63%	7.06%	(0.87)%	10.90%	23.55%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$31,517		$35,819		$40,104	$36,668	$39,017	$54,780	$89,562
Ratio of net expenses to average net assets	1.73	%(b)	1.49	%(b)	1.40%	1.32%	1.28%	1.24%	1.22%
Ratio of net investment income to average net assets	0.47	%(b)	0.69	%(b)	1.09%	1.18%	1.22%	1.13%	1.11%
Ratio of gross expenses to average net assets**	1.83	%(b)	1.59	%(b)	1.50%	1.42%	1.38%	1.34%	1.32%
Portfolio turnover rate	19	%(a)	21	%(a)	112%	76%	9%	7%	5%

**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

See notes to financial statements.

LARGE CAP EQUITY FUND — CLASS H SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31, 2018		Eight Months Ended June 30,		Period Ended October 31,
	(Unaudited)		2018		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.36		$9.82		$10.34	$10.43	$11.36	$11.10	$9.41
Income (loss) from investment operations:
Net investment income (loss)	(0.78)		0.05		0.12	0.15	0.14	0.13	0.13
Net realized and unrealized gains (losses) from investments	0.27		0.30		2.02	0.56	(0.19)	1.04	2.01
Total from investment operations	(0.51)		0.35		2.14	0.71	(0.05)	1.17	2.14
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.03)		(0.07)		(0.14)	(0.14)	(0.15)	(0.16)	(0.13)
From net realized gains	(0.88)		(1.74)		(2.52)	(0.66)	(0.73)	(0.75)	(0.32)
Total distributions	(0.91)		(1.81)		(2.66)	(0.80)	(0.88)	(0.91)	(0.45)
Change in net asset value	(1.42)		(1.46)		(0.52)	(0.09)	(0.93)	0.26	1.69
Net asset value, end of period	$6.94		$8.36		$9.82	$10.34	$10.43	$11.36	$11.10
Total return	(6.05	)%(a)	3.54	%(a)	24.76%	7.23%	(0.62)%	10.99%	23.74%
Ratios/Supplemental data:
Net assets, end of period (in 000‘s)	$6,035		$6,333		$6,196	$5,313	$6,560	$6,864	$5,755
Ratio of net expenses to average net assets	1.57	%(b)	1.35	%(b)	1.25%	1.16%	1.13%	1.09%	1.07%
Ratio of net investment income to average net assets	0.63	%(b)	0.82	%(b)	1.24%	1.38%	1.33%	1.15%	1.24%
Ratio of gross expenses to average net assets	1.58	%(b)	1.35	%(b)	1.25%	1.16%	1.13%	1.09%	1.07%
Portfolio turnover rate	19	%(a)	21	%(a)	112%	76%	9%	7%	5%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

     Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services Investment Companies.” As of December 31, 2018, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the AAAMCO Ultra-short Financing Fund, the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultrashort Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operations on June 6, 2017. The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

     The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust‘s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

     The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

     The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. Repurchase agreements are valued at par daily, as long as the market value of collateral is sufficient

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2018 (Unaudited)

to support this valuation. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Pricing Committee to fair value the security or securities.

     Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

     Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

     While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

     The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
AAAMCO Ultrashort Financing Fund
Adjustable Rate Mortgage-Related Securities	$—	$47,949,236	$—	$47,949,236
Fixed Rate Mortgage-Related Securities	—	112,475,474	—	112,475,474
Repurchase Agreements	—	218,605,053	—	218,605,053
Investment Companies	4,307,898	—	—	4,307,898
Total Investments	4,307,898	379,029,763	—	383,337,661
Ultra Short Mortgage Fund
Adjustable Rate Mortgage-Related Securities	—	17,534,938	—	17,534,938
Fixed Rate Mortgage-Related Securities	—	10,506,734	—	10,506,734
Investment Companies	1,662,551	—	—	1,662,551
Total Investments	1,662,551	28,041,672	29,704,223
Large Cap Equity Fund
Common Stocks	36,698,841	—	—	36,698,841
Investment Companies	1,004,883	—	—	1,004,883
Total Investments	37,703,724	—	—	37,703,724

     As of December 31, 2018, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 as of December 31, 2018, based on levels assigned to securities as of October 31, 2017.

REPURCHASE AGREEMENTS

     The AAAMCO Ultrashort Financing Fund and the Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian, receives delivery of the underlying collateral for each repurchase agreement. The Funds require the custodian to take possession of all

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2018 (Unaudited)

collateral for repurchase agreements. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of December 31, 2018.

     The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of December 31, 2018, the AAAMCO Ultrashort Financing Fund has invested in the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

     The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral received related to those repurchase agreements.

		Gross Amounts of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund Name	Counterparty	Presented In Statements of Assets and Liabilities	Financial Instruments	Net Amount
AAAMCO Ultrashort
Financing Fund	Amherst Pierpoint Securities LLC	$30,000,000	$(30,000,000)	$—
	BCM HIF, L.P.	49,317,958	(49,317,958)	—
	BMO Capital	15,000,000	(15,000,000)	—
	Capstead Mortgage	27,828,000	(27,828,000)	—
	CF Secured LLC	15,000,000	(15,000,000)	—
	Incapital LLC	10,793,000	(10,793,000)	—
	JVB Financial Group, LLC	48,476,809	(48,476,809)	—
	Nathan Hale Capital	21,518,000	(21,518,000)	—
	Vining-Sparks IBG, L.P.	671,286	(671,286)	—
	Total	$218,605,053	$(218,605,053)	$—

SECURITIES PURCHASED OR SOLD ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

     Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the periods between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time of the commitment to purchase or sell is made, but settlement may take place at a future date. By the time of delivery, securities purchased or sold on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed-delivery securities are purchased or sold, a Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale. There were no securities purchased or sold on a when-issued or delayed-delivery basis held by the Funds as of December 31, 2018.

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

     A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

     The Ultra Short Mortgage Fund and the AAAMCO Ultra-short Financing Fund may engage in TBA transactions. The Funds may engage in forward sales of TBA trades only when the Funds have identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation(specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. At December 31, 2018, the fair value of the mortgage-backed TBA security sold in the AAAMCO Ultrashort Financing Fund was $101,957,073. There were no mortgage-backed

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2018 (Unaudited)

TBA positions held in the Ultra Short Mortgage Fund at December 31, 2018.

DIVIDENDS TO SHAREHOLDERS

     AAAMCO Ultrashort Financing Fund and Ultra Short Mortgage Fund:

     Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

     Large Cap Equity Fund:

     Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

     For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

     No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends as well as the most recent fiscal year end which has yet to be filed). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

     Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets or other reasonable basis.

OTHER

     Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a scientific basis and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Pay-down gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

B. Fees and transactions with affiliates were as follows:

FEES AND TRANSACTIONS WITH AFFILIATES

     Austin Atlantic Asset Management Company “AAAMCO” serves the Funds as investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Austin Atlantic Inc. “AAI”. AAI is controlled by Rodger D. Shay, Jr., President of Austin Atlantic Capital Inc. “AACI”, also a wholly-owned subsidiary of AAI.

     As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

     The investment advisory fee rate for the AAAMCO Ultrashort Financing Fund is 0.30% of average daily net assets. The Adviser voluntarily waived $58,662 of the investment advisory fee for the period ended December 31, 2018. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.30% for Class Y shares and 0.35% for Class I shares through October 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2018 (Unaudited)

any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The Adviser cannot terminate the agreement prior to October 28, 2019. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will also terminate automatically upon termination of the investment advisory agreement. For the period ended December 31, 2018, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Fund in the amount of $206,196.

     As of December 31, 2018, the AAAMCO Ultrashort Financing Fund had the following amounts and year of expiration, subject to repayment to the Adviser:

Year Waived	Year Repayment Expires	Balance
2017	2020	$111,499
2018	2021	$189,472
Six months ended
12/31/18	2022	$206,196

     The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived $29,470, so that the Fund paid 0.29% of average daily net assets for the period ended December 31, 2018.

     The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

     The Ultra Short Mortgage Fund invested in the AAAMCO Ultrashort Financing Fund. The Fund’s Adviser contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying AAAMCO Ultrashort Financing Fund on the Ultra Short Mortgage Fund’s investment in the AAAMCO Ultrashort Financing Fund. This fee waiver is accrued daily and settled monthly. During the period ended December 31, 2018, the Ultra Short Mortgage Fund reduced investment advisory fees for this contractual fee waiver by $3,120.

     AACI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of AAI.

     As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

     The distribution fee rate for the AAAMCO Ultrashort Financing Fund Class I Shares is up to 0.10% of average daily net assets. The AAAMCO Ultrashort Financing Fund Class Y Shares do not have a distribution fee.

     The distribution fee rate for the Ultra Short Mortgage Fund is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund paid an amount equal to 0.15% of average daily net assets for the period ended December 31, 2018.

     The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended December 31, 2018. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

     There were no brokerage commissions paid to the Distributor during the period ended December 31, 2018.

BUSINESS MANAGER AND ADMINISTRATOR

     The Trust, on behalf of the Funds, has a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Funds’ either directly or through working with the Funds’ service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, AntiMoney Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

     Pursuant to the Agreement, Foreside pays all operating expenses of the Fund not specifically assumed by the Trust, unless the Trust and the Funds’ Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust or the Funds; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2018 (Unaudited)

expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Fore-side) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act; and all other operating expenses not specifically assumed by the Trust or the Funds. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust or the Funds. For services under the Agreement and expenses assumed by Foreside, the Ultra Short Mortgage Fund and the Large Cap Equity Funds pay Foreside an annual fee of 0.35% of average daily net assets of the Funds; subject to an aggregate minimum annual fee of $755,000 for these Funds. The AAAMCO Ultrashort Financing Fund pays Foreside an annual fee of 0.08% of average daily net assets on the first $500 million, 0.06% of average daily net assets on the next $500 million and 0.04% of average daily net assets over $1 billion; subject to an aggregate minimum annual fee of $380,000. Such expenses are disclosed on the Statements of Operations as “Unitary fees”.

C. Transactions in shares of the Funds for the period ended December 31, 2018, and eight months ended June 30, 2018 and year ended October 31, 2017, were as follows:

	AMMCO Ultrashort Financing Fund
	Period Ended December 31, 2018	Eight Months Ended June 30, 2018	Period Ended October 31, 2017*
Share transactions Class I:
Sale of shares	59,450	125,815	901,000
Shares issued to stockholders in reinvestment of dividends	10,561	10,591	4,078
Shares redeemed	(262,141)	(178,100)	—
Net increase (decrease)	(192,130)	(41,694)	905,078
Shares Outstanding
Beginning of period	863,384	905,078	—
End of period	671,254	863,384	905,078

Share transactions Class Y:
Sale of shares	37,000,000	500,000	5,001,000
Shares issued to stockholders in reinvestment of dividends	27,093	63,488	28,607
Shares redeemed	(4,500,000)	(500,000)	—
Net increase (decrease)	32,527,093	63,488	5,029,607
Shares outstanding
Beginning of period	5,093,095	5,029,607	—
End of period	37,620,188	5,093,095	5,029,607

*	For the period from June 6, 2017, commencement of operations, to October 31, 2017.

	Ultra Short Mortgage Fund
	Period Ended December 31, 2018	Eight Months Ended June 30, 2018	Year Ended October 31, 2017
Share transactions:
Sale of shares	17	—	280,513
Shares issued to stockholders in reinvestment of dividends	7,352	20,092	61,151
Shares redeemed	(2,402,314)	(5,755,927)	(4,611,108)
Net decrease	(2,394,945)	(5,735,835)	(4,269,444)
Shares Outstanding
Beginning of period	6,745,690	12,481,525	16,750,969
End of period	4,350,745	6,745,690	12,481,525

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2018 (Unaudited)

	Large Cap Equity Fund
	Period Ended December 31, 2018	Eight Months Ended June 30, 2018	Year Ended October 31, 2017
Share transactions Class AMF:
Sale of shares	32,479	29,094	87,663
Shares issued to stockholders in reinvestment of dividends	472,873	766,217	971,840
Shares redeemed	(256,558)	(598,423)	(530,253)
Net increase (decrease)	248,794	196,888	529,250
Shares Outstanding
Beginning of period	4,270,914	4,074,026	3,544,776
End of period	4,519,708	4,270,914	4,074,026

Share transactions Class H:
Sale of shares	138,002	138,886	166,864
Shares issued to stockholders in reinvestment of dividends	1,860	2,632	2,776
Shares redeemed	(28,550)	(14,365)	(52,891)
Net increase (decrease)	111,312	127,153	116,749
Shares Outstanding
Beginning of period	757,832	630,679	513,930
End of period	869,144	757,832	630,679

D. For the period ended December 31, 2018, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	AAAMCO
	Ultrashort	Ultra Short	Large Cap
	Financing	Mortgage	Financing
	Fund	Fund	Fund
Purchases	—	$25,900	$7,539,625
Sales	—	2,293,263	8,412,718

     For the period ended December 31, 2018, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	AAAMCO
	Ultrashort	Ultra Short	Large Cap
	Financing	Mortgage	Equity
	Fund	Fund	Fund
Purchases	$224,532,276	$9,083,608	—
Sales	64,730,670	21,583,324	—

E.INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the period ended December 31, 2018, were as follows:

Amounts in thousands	Affiliate	Value, Beginning of Year	Purchases	Sales Proceeds	Net Change In Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income	Value, End of Year
Ultra Short	AAAMCO Ultrashort
Mortgage Fund	Financing Fund	$2,271,514	$21,749	$(2,293,263)	$—	$—	$24,765	$—

F. NEW ACCOUNTING PRONOUNCEMENTS

     On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted certain provisions of ASU 2018-13 for these financial statements.

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2018 (Unaudited)

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

     In August 2018, the U.S. Securities and Exchange Commission (“SEC”) issued a final rule which amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, International Financial Reporting Standards, or changes in the information environment. The rule became effective on November 5, 2018. The Funds have complied with the amended rules for these financial statements.

H. FEDERAL INCOME TAX INFORMATION:

     The tax characteristics of distributions paid to shareholders during the fiscal periods ended June 30, 2018 and October 31, 2017 and 2016, for the AAAMCO Ultrashort Financing Fund and Ultra Short Mortgage Fund, were as follows:

2018	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid
AAAMCO Ultrashort Financing Fund	$740,785	$740,785	$740,785
Ultra Short Mortgage Fund	760,545	760,545	760,545

2017	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
AAAMCO Ultrashort Financing Fund	$326,851	$326,851	$326,851
Ultra Short Mortgage Fund	1,836,453	1,836,453	1,836,453

2016	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Ultra Short Mortgage Fund	$2,299,318	$2,299,318	$2,299,318

*	Total distributions paid differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

     The tax characteristics of distributions paid to shareholders during the fiscal periods ended June 30, 2018 and October 31, 2017 and 2016, for the Large Cap Equity Fund were as follows:

	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Total Distributions Paid
2018
Large Cap Equity Fund	$1,920,081	$6,482,143	$8,402,224	$8,402,224
2017
Large Cap Equity Fund	$1,333,244	$9,057,753	$10,390,997	$10,390,997
2016
Large Cap Equity Fund	$518,194	$2,711,491	$3,229,685	$3,229,685

     At December 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciaiton	Tax Unrealized (Depreciation)	Net Unrealized Appreciaiton (Depreciation)
AAAMCO Ultrashort Financing Fund	$379,157,581	$—	$(127,818)	$(127,818)
Ultra Short Mortgage Fund	30,101,137	103,632	(500,546)	(396,914)
Large Cap Equity Fund	33,827,165	5,529,162	(1,652,603)	3,876,559

     As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
AAAMCO Ultrashort Financing Fund	$14,169	$—	$14,169	$—	$(40,229)	$—	$(26,060)
Ultra Short Mortgage Fund	174,252	—	174,252	(70,649)	(5,692,125)	(372,223)	(5,960,745)
Large Cap Equity Fund	—	4,260,665	4,260,665	—	—	7,036,872	11,297,537

     The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2018 (Unaudited)

     At June 30, 2018, the following Fund had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires
Ultra Short Mortgage Fund	$2,013,187	2019

*	A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

     The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight year limit on the use of capital loss carry-forwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended October 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended October 31, 2012, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended October 31, 2012, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended October 31, 2012, without an expiration date have been utilized. As a result, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Fund’s ability to utilize capital loss carry-forwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

     During the tax period ended June 30, 2018, Ultra Short Mortgage Fund had net capital loss carry-forward amounts that expired of $290,225,068.

     Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

	Short Term	Long Term
	Capital Loss	Capital Loss
Fund	Carryforward	Carryforward
AAAMCO Ultrashort Financing Fund	$40,229	$—
Ultra Short Mortgage Fund	993,221	2,685,717

     Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

     Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, tax equalization, expiration of capital loss carry-forwards and changes in tax characterization. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At June 30, 2018, the following reclassifications were recorded:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gains (Losses)	Paid in Capital
AAAMCO Ultrashort Financing Fund	$(2)	$2	$—
Ultra Short Mortgage Fund	412,920	289,812,148	(290,225,068)
Large Cap Equity Fund	62,685	(334,963)	272,278

I. SUBSEQUENT EVENTS

     The Funds have evaluated events from December 31, 2018, through the date that these financial statements were issued. There are no subsequent events to report that would have a material impact on the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS (concluded)
December 31, 2018 (Unaudited)

J. BENEFICIAL SHARE TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2018, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

		%
Fund	Record Owner	Ownership
AAAMCO Ultrashort Financing Fund	Bethpage Federal Credit Union	96.6%
Ultra Short Mortgage Fund	Ulster Savings Bank	37.0%

K. CONCENTRATION OF OWNERSHIP

     A significant portion of the AAAMCO Ultrashort Financing Fund’s and Ultra Short Mortgage Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

ADDITIONAL INFORMATION
December 31, 2018 (Unaudited)

A. SECURITY ALLOCATION

AAAMCO ULTRASHORT FINANCING FUND

Percentage of
Security Allocation	Net Assets
Adjustable Mortgage-Related Securities	12.5%
Fixed Rate Mortgage-Related Securities	29.4
Repurchase Agreements	57.1
Investment Companies	1.1
Total	100.1%

ULTRA SHORT MORTGAGE FUND

Percentage of
Security Allocation	Net Assets
Assets:
Adjustable Rate Mortgage-Related Securities	59.1%
Fixed Rate Mortgage-Related Securities	35.4
Investment Companies	5.6
Total	100.1%

LARGE CAP EQUITY FUND

Percentage of
Security Allocation	Net Assets
Assets:
Common Stocks	97.7%
Investment Companies	2.7
Total	100.4%

B. EXPENSE COMPARISON:

     As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

ACTUAL EXPENSES

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expense Paid During Period* 7/1/18 – 12/31/18	Expense Ratio During Period** 7/1/18 – 12/31/18
AAAMCO Ultrashort Financing Fund - Class I	$1,000.00	$1,012.10	$1.44	0.28%
AAAMCO Ultrashort Financing Fund - Class Y	1,000.00	1,012.40	1.44	0.22%
Ultra Short Mortgage Fund	1,000.00	1,003.40	6.96	1.38%
Large Cap Equity Fund - Class AMF	1,000.00	938.90	8.46	1.73%
Large Cap Equity Fund - Class H	1,000.00	939.50	7.66	1.57%

*	Expenses are equal to the Funds’ annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (184) divided by the number of days in the current year (365)
**	Annualized.

ADDITIONAL INFORMATION (concluded)
December 31, 2018 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expense Paid During Period* 7/1/18 –12/31/18	Expense Ratio During Period** 7/1/18 –12/31/18
AAAMCO Ultrashort Financing Fund - Class I	$1,000.00	$1,023.78	$1.45	0.28%
AAAMCO Ultrashort Financing Fund - Class Y	1,000.00	1,024.08	1.14	0.22%
Ultra Short Mortgage Fund.	1,000.00	1,018.25	7.01	1.38%
Large Cap Equity Fund - Class AMF	1,000.00	1,016.48	8.80	1.73%
Large Cap Equity Fund - Class H	1,000.00	1,017.31	7.96	1.57%

*	Expenses are equal to the Funds’ annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (184) divided by the number of days in the current year (365)

**	Annualized.

OTHER INFORMATION:

     The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

     A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     The Independent Trustees are compensated for their services to the Trust by Foreside as part of the Management and Administration agreement. Each Trustee receives an annual retainer of $14,000, an in person meeting fee of $4,000 for board meetings and $1,500 for committee meetings. For each telephonic meeting, the attendance fee is $1,000. Collectively, the Independent Trustees were paid $72,000 in fees during the six months ended December 31, 2018. In addition, Foreside reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

     The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-247-9780.

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DISTRIBUTOR
Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, Florida 33134

ADVISER
Austin Atlantic Asset Management Co.
1 Alhambra Plaza, Suite 100
Coral Gables, Florida 33134

SUB-ADVISER FOR AAAMCO ULTRASHORT FINANCING FUND
Treesdale Partners, LLC
1325 Avenue of the Americas, Suite 2302
New York, New York 10019

FINANCIAL ADMINISTRATOR AND TRANSFER AND DIVIDEND AGENT
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

LEGAL COUNSEL
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

CUSTODIAN
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

BUSINESS MANAGER AND ADMINISTRATOR
Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

AMF-SAR-0219

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ David Bunstine
David Bunstine
President

Date: March 7, 2019

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: March 7, 2019